Expense Example - DWS S&P 500 Index Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 504
3 Years	618
5 Years	743
10 Years	1,108
Class T
Expense Example:
1 Year	306
3 Years	431
5 Years	568
10 Years	967
Class C
Expense Example:
1 Year	229
3 Years	403
5 Years	697
10 Years	1,335
Class R6
Expense Example:
1 Year	24
3 Years	74
5 Years	130
10 Years	293
Class S
Expense Example:
1 Year	32
3 Years	100
5 Years	174
10 Years	$ 393